Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]	Depreciation lives are as follows:
Years
Machinery and equipment	3-10
Buildings and improvements	10-30
Computer equipment and software	3-5
Office equipment	5-14
Furniture and fixtures	2-10

Schedule of Other Intangible Assets, Amortization Lives [Table Text Block]

Other intangible assets and their amortization lives are as follows:

Years
Capitalized software development costs	3-5
Trademarks and trade names	5-15
Patents	10
Developed technology	6-11
Customer relationships	10-15
Non-compete agreement	3
In-process research and development	Indefinite